GAAP to Non-GAAP Reconciliation (Tables)	12 Months Ended
Dec. 31, 2024
Reconciliation [Abstract]
Reconciliation between GAAP and non-GAAP results

A reconciliation between GAAP and non-GAAP results is presented below.

Reconciliation of GAAP Net Loss to EBITDA & Adjusted EBITDA
(in thousands)

	Three Months Ended		Twelve Months Ended
	December 31,		December 31,
	2024	2023	2024	2023
Net loss	$(501)	$(6,281)	$(55,743)	$(49,527)
Adjustments:
Interest income	(899)	(1,709)	(4,877)	(6,726)
Interest expense	1,314	1,304	5,256	5,167
Taxes	—	—	—	—
Depreciation & Amortization	2,237	1,769	8,419	5,352
EBITDA	$2,151	$(4,917)	$(46,945)	$(45,734)
Share-based compensation expense	8,555	5,872	30,603	17,352
Acquisition-related costs	—	1,674	1,873	3,996
Restructuring costs(1)	—	—	964	—
Customer credit loss(2)	—	—	2,147	—
Litigation costs(3)	399	—	399	—
Adjusted EBITDA	$11,105	$2,629	$(10,959)	$(24,386)

(1) Restructuring charges primarily relate to severance payments and other post-employment benefits from a restructuring in June 2024.

(2) Customer credit loss consists of the write-off of accounts receivable due from a customer that filed for bankruptcy during the second quarter of 2024.

(3) Litigation costs related to the lawsuit the Company filed against Stryker Corporate and its subsidiary Wright Medical Technology, Inc. on October 14, 2024.